Derivative financial instruments and market risks (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Fair Value of Derivative Instruments

The table below shows the fair value of derivative instruments as of December 31, 2018, 2017 and 2016:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2018 (net)	Market value at December 31, 2017 (net)	Market value at December 31, 2016 (net)
Currency derivatives	—	134	134	—	(90)	(90)	44	71	(22)
operating	—	42	42	—	(35)	(35)	7	3	(25)
financial	—	92	92	—	(55)	(55)	37	68	3
Interest rate derivatives	19	30	49	(7)	—	(7)	42	51	100

Total	19	164	183	(7)	(90)	(97)	86	122	78

Summary of Operating Currency Hedging Instruments

The table below shows operating currency hedging instruments in place as of December 31, 2018, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2018			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	4,002	—	—	—	—	4,002	—
of which US dollar	1,723	(7)	—	—	—	1,723	(7)
of which Singapore dollar	652	1	—	—	—	652	1
of which Chinese yuan renminbi	451	(1)	—	—	—	451	(1)
of which Saudi riyal	100	1	—	—	—	100	1
of which Russian rouble	88	5	—	—	—	88	5

Forward currency purchases	2,036	7	—	—	—	2,036	7

of which US dollar	514	8	—	—	—	514	8
of which Singapore dollar	500	1	—	—	—	500	1
of which Japanese yen	197	3	—	—	—	197	3
of which Chinese yuan renminbi	163	(1)	—	—	—	163	(1)
of which Canadian dollar	106	(2)	—	—	—	106	(2)

Total	6,038	7	—	—	—	6,038	7

The table below shows operating currency hedging instruments in place as of December 31, 2017, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2017			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,592	11	—	—	—	3,592	11
of which US dollar	1,043	15	—	—	—	1,043	15
of which Singapore dollar	870	1	—	—	—	870	1
of which Chinese yuan renminbi	327	(1)	—	—	—	327	(1)
of which Japanese yen	248	1	—	—	—	248	1
of which Saudi riyal	144	2	—	—	—	144	2

Forward currency purchases	1,649	(8)	—	—	—	1,649	(8)

of which Japanese yen	373	(3)	—	—	—	373	(3)
of which Singapore dollar	360	(4)	—	—	—	360	(4)
of which US dollar	205	(2)	—	—	—	205	(2)
of which Chinese yuan renminbi	196	—	—	—	—	196	—
of which Hungarian forint	81	1	—	—	—	81	1

Total	5,241	3	—	—	—	5,241	3

The table below shows operating currency hedging instruments in place as of December 31, 2016, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2016			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,963	(25)	—	—	—	3,963	(25)
of which US dollar	1,850	(17)	—	—	—	1,850	(17)
of which Chinese yuan renminbi	453	(2)	—	—	—	453	(2)
of which Swiss franc	253	(1)	—	—	—	253	(1)
of which Japanese yen	206	5	—	—	—	206	5
of which Singapore dollar	156	1	—	—	—	156	1

Forward currency purchases	1,517	—	—	—	—	1,517	—

of which US dollar	400	1	—	—	—	400	1
of which Japanese yen	283	(2)	—	—	—	283	(2)
of which Singapore dollar	233	1	—	—	—	233	1
of which Swiss franc	84	—	—	—	—	84	—
of which Hungarian forint	82	—	—	—	—	82	—

Total	5,480	(25)	—	—	—	5,480	(25)

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated

The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2018				2017			2016
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	7,762		17		5,074	86		5,298	(28)
of which US dollar	5,500	(a)	38	2019	3,542	50	2018	3,356	(37)	2017
of which Japanese yen	973		(24)	2019	867	34	2018	1,036	—	2017
of which Australian dollar	196		5	2019	281	1	2018	254	5	2017

Forward currency purchases	7,291		20		4,657	(18)		5,980	31

of which US dollar	4,165		(17)	2019	242	(10)	2018	3,967	30	2017
of which Singapore dollar	2,022		33	2019	2,281	(23)	2018	878	5	2017
of which Chinese yuan renminbi	427		—	2019	158	3	2018	168	—	2017

Total	15,053		37		9,731	68		11,278	3

(a)

Includes forward sales with a notional amount of $3,615 million expiring in 2019, designated as a hedge of Sanofi’s net investment in Bioverativ. As of December 31, 2018, the fair value of these forward contracts represented an asset of €24 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.

Disclosure of Instruments

The table below shows instruments of this type in place as of December 31, 2018:

	Notional amounts by expiry date as of December 31, 2018								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2019	2020	2021	2022	2023	2024	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps						—
pay capitalized Eonia / receive 1.58%	1,550	—	—	—	—	—	1,550	30	1,550	30	—	—	—
pay capitalized Eonia / receive 0.06%	—	—	—	2,000	—	—	2,000	15	2,000	15	—	—	—
pay 1.81% / receive 3-month US dollar Libor	—	436	—	—	—	—	436	5	—	—	436	5	—
pay 3-month US dollar Libor / receive 2.22%	—	436	—	—	—	—	436	(1)	436	(1)	—	—	—
receive capitalized Eonia / pay 1.48%(a)	—	—	—	42	57	—	99	(6)	99	(6)	—	—	—

Total	1,550	872	—	2,042	57	—	4,521	42	4,085	38	436	5	—

(a)

These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows instruments of this type in place as of December 31, 2017:

	Notional amounts by expiry date as of December 31, 2017								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2018	2019	2020	2021	2022	2023	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 1.58%	—	1,550	—	—	—	—	1,550	58	1,550	58	—	—	—
pay capitalized Eonia / receive 0.06%	—	—	—	—	1,800	—	1,800	(6)	1,800	(6)	—	—	—
pay 1.81% / receive 3-month US dollar Libor	—	—	417	—	—	—	417	2	—	—	417	2	—
pay 3-month US dollar Libor / receive 2.22%	—	—	417	—	—	—	417	3	417	3	—	—	—
receive capitalized Eonia / pay 1.48%	—	—	—	—	42	57	99	(6)	—	—	—	—	—

Total	—	1,550	834	—	1,842	57	4,283	51	3,767	55	417	2	—

The table below shows instruments of this type in place as of December 31, 2016:

	Notional amounts by expiry date as of December 31, 2016								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2017	2018	2019	2020	2021	2022	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 1.58%	—	—	1,550	—	—	—	1,550	88	1,550	88	—	—	—
pay 3-month Euribor / receive 1.15%	428	—	—	—	—	—	428	3	428	3	—	—	—
pay 3-month US dollar Libor / receive 2.22%	—	—	—	475	—	—	475	10	475	10	—	—	—
pay 1.22% / receive 3-month & 6-month US dollar Libor	475	—	—	—	—	—	475	(2)	—	—	475	(2)	—
pay capitalized Eonia / receive -0.01%	—	—	—	—	—	300	300	1	300	1	—	—	—

Total	903	—	1,550	475	—	300	3,228	100	2,753	102	475	(2)	—

Disclosure of Actual or Potential Effects of Netting Arrangements

The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2018		2017		2016
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	183	(97)	196	(74)	210	(132)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—

Net amounts as reported in the balance sheet (a) – (b) = (c)	183	(97)	196	(74)	210	(132)

Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)	—	—
Financial instruments	(81)	81	(67)	67	(97)	97
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A

Net exposure (c) + (d)	102	(16)	129	(7)	113	(35)